Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Revenue	$ 3,003,874	$ 2,797,994	$ 2,698,024
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	1,638,801	1,559,972	1,625,083
Selling, general and administrative expenses (excludes depreciation and amortization)	540,872	494,656	484,404
Corporate expenses (excludes depreciation and amortization)	90,205	107,596	65,247
Depreciation and amortization	432,035	413,588	439,647
Impairment charges	7,614	11,493	890,737
Other operating income (expense) - net	8,591	(23,753)	(8,231)
Operating income (loss)	302,938	186,936	(815,325)
Interest expense	242,435	239,453	154,919
Interest income on Due from Clear Channel Communications	45,459	19,460	724
Loss on marketable securities	(4,827)	(6,490)	(11,315)
Equity in earnings (loss) of nonconsolidated affiliates	6,029	(9,936)	(31,442)
Other expense - net	(649)	(5,335)	(9,368)
Income (loss) before income taxes	106,515	(54,818)	(1,021,645)
Income tax benefit (expense)	(43,296)	(21,599)	149,110
Consolidated net income (loss)	63,219	(76,417)	(872,535)
Less amount attributable to noncontrolling interest	20,273	11,106	(4,346)
Net income (loss) attributable to the Company	42,946	(87,523)	(868,189)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(29,801)	16,237	118,632
Foreign currency reclassification adjustment	0	3,437	(523)
Unrealized loss on marketable securities	(4,834)	(7,809)	(9,971)
Reclassification adjustment for realized loss on marketable securities included in net income (loss)	3,787	6,490	11,315
Other comprehensive income (loss)	(30,848)	18,355	119,453
Comprehensive income (loss)	12,098	(69,168)	(748,736)
Less amount attributable to noncontrolling interest	8,918	7,617	8,050
Comprehensive income (loss) attributable to the Company	$ 3,180	$ (76,785)	$ (756,786)
Net income (loss) per common share:
Basic	$ 0.11	$ (0.26)	$ (2.46)
Weighted average common shares outstanding	355,907	355,568	355,377
Diluted	$ 0.11	$ (0.26)	$ (2.46)
Weighted average common shares outstanding	356,528	355,568	355,377